UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  January 8, 2004

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$1,540,828,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100    38466   172879 SH       SOLE                   172879
Baker Hughes                   COM              057224107    45969  1429392 SH       SOLE                  1429392
Berkley W R Corp               COM              084423102     1798    51450 SH       SOLE                    51450
Carmax Group                   COM              143130102    23392   756293 SH       SOLE                   756293
Cimarex Energy Co.             COM              171798101    33333  1248891 SH       SOLE                  1248891
Citigroup                      COM              172967101    52129  1073929 SH       SOLE                  1073929
Comcast Cl A Special           COM              20030N200    74834  2391615 SH       SOLE                  2391615
Comcast Corp.                  COM              20030N101     3514   107169 SH       SOLE                   107169
Dell Inc.                      COM              24702R101    67452  1985062 SH       SOLE                  1985062
Diageo                         COM              25243q205      592    11200 SH       SOLE                    11200
Equity Residential             COM              29476L107    68801  2331435 SH       SOLE                  2331435
Family Dollar Stores           COM              307000109    26893   749513 SH       SOLE                   749513
Federal National Mortgage      COM              313586109      347     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    18363   473510 SH       SOLE                   473510
Helmerich & Payne              COM              423452101    23691   848230 SH       SOLE                   848230
Keyspan Corporation            COM              49337w100     6981   189700 SH       SOLE                   189700
L-3 Communications Holdings In COM              502424104    44735   871000 SH       SOLE                   871000
Liberty Media Corporation New  COM              530718105    81649  6866995 SH       SOLE                  6866995
Millipore Corp.                COM              601073109     3074    71400 SH       SOLE                    71400
Nabors Industries              COM              G6359F103      224     5400 SH       SOLE                     5400
National Grid Transco - ADR    COM              636274102    24157   666400 SH       SOLE                   666400
National Instruments           COM              636518102    70014  1539786 SH       SOLE                  1539786
NeoMagic Corp.                 COM              640497103      444   153100 SH       SOLE                   153100
Newfield Exploration           COM              651290108    78290  1757735 SH       SOLE                  1757735
Noble Energy                   COM              655044105    82052  1846775 SH       SOLE                  1846775
Oxford Health                  COM              691471106    55898  1285005 SH       SOLE                  1285005
Progressive Corp.              COM              743315103    82795   990490 SH       SOLE                   990490
Rogers Wireless Communications COM              775315104    22478  1050371 SH       SOLE                  1050371
Scottish Re Group Ltd          COM              G7885T104     6345   305335 SH       SOLE                   305335
Synopsys                       COM              871607107    77229  2280825 SH       SOLE                  2280825
Talk America Holdings, Inc.    COM              87426R202      173    15000 SH       SOLE                    15000
Teradyne                       COM              880770102    17277   678871 SH       SOLE                   678871
Travelers B                    COM              89420G406     1155    68085 SH       SOLE                    68085
Travelers P&C                  COM              89420G109    67731  4036397 SH       SOLE                  4036397
UnitedHealth Group Inc.        COM              91324P102    90085  1548380 SH       SOLE                  1548380
Vodafone Group ADR             COM              92857W100     5106   203900 SH       SOLE                   203900
Wachovia                       COM              929903102    42389   909823 SH       SOLE                   909823
Waste Management Inc.          COM              94106L109    94712  3199722 SH       SOLE                  3199722
Westport Resources Corp        COM              961418100    50059  1676441 SH       SOLE                  1676441
White Mountains Insurance Grou COM              964126106     4324     9400 SH       SOLE                     9400
Willis Group Holdings Ltd.     COM              G96655108    51883  1522826 SH       SOLE                  1522826